Note Fair value measurement (Changes in level 3 assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 204,959	$ 221,811	$ 159,186
Gains (Losses) included in earnings	(36,716)	(25,514)	(13,301)
Gains (losses) included in OCI	9	11	(7)
Additions	8,037	12,196	78,112
Sales	(521)	(2,161)	(230)
Settlements	(1,096)	(1,384)	(1,949)
Adjustments			0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(4,252)	0	0
Ending Balance	170,420	204,959	221,811
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(18,947)	(4,788)	6,106
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(153,158)	(120,380)	(133,634)
Gains (Losses) included in earnings	(11,700)	(32,778)	12,292
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Sales	0	0	0
Settlements	0	0	0
Adjustments			962
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Ending Balance	(164,858)	(153,158)	(120,380)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(11,700)	(32,778)	12,292
Other liabilities | Contingent consideration
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(153,158)	(120,380)	(133,634)
Gains (Losses) included in earnings	(11,700)	(32,778)	12,292
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Sales	0	0	0
Settlements	0	0	0
Adjustments			962
Transfer out of Level 3	0
Ending Balance	(164,858)	(153,158)	(120,380)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(11,700)	(32,778)	12,292
Available For Sale Securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,392	1,434	1,325
Gains (Losses) included in earnings	0	(3)	(2)
Gains (losses) included in OCI	9	11	(7)
Additions	0	0	118
Sales	0	0	0
Settlements	(25)	(50)	0
Adjustments			0
Transfers out of Level 3	(88)
Ending Balance	1,288	1,392	1,434
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Trading account securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	4,755	6,454	6,229
Gains (Losses) included in earnings	(124)	(86)	(42)
Gains (losses) included in OCI	0	0	0
Additions	332	1,128	1,126
Sales	(156)	(1,852)	(187)
Settlements	(876)	(889)	(672)
Adjustments			0
Transfers out of Level 3	(3,888)
Ending Balance	43	4,755	6,454
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(3)	(84)	(21)
Trading account securities | Collateralized Mortgage Obligations
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,321	1,831	1,375
Gains (Losses) included in earnings	0	(4)	(2)
Gains (losses) included in OCI	0	0	0
Additions	44	233	808
Sales	(365)	(309)	(43)
Settlements	(195)	(430)	(307)
Adjustments			0
Transfers out of Level 3	(276)
Ending Balance	529	1,321	1,831
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	2	2
Trading account securities | Other
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	602	687	1,563
Gains (Losses) included in earnings	(73)	(85)	94
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Sales	0	0	0
Settlements	0	0	(970)
Adjustments			0
Transfers out of Level 3	0
Ending Balance	529	602	687
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	42	39	38
Mortgage Servicing Rights
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	196,889	211,405	148,694
Gains (Losses) included in earnings	(36,519)	(25,336)	(13,349)
Gains (losses) included in OCI	0	0	0
Additions	7,661	10,835	76,060
Sales	0	0	0
Settlements	0	(15)	0
Adjustments			0
Transfers out of Level 3	0
Ending Balance	168,031	196,889	211,405
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	$ (18,986)	$ (4,745)	$ 6,087